STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2023	Feb. 29, 2024	Feb. 28, 2024	Feb. 28, 2023	May 31, 2023	May 31, 2022
Cash contribution				$ 100,000	$ 100,000
Shares issued					101,806
Estimated value of uncompensated services				18,348	$ 18,348	$ 110,088
Discount on note payable					$ 101,221
Sale of common stock, shares	14,265
Sale of common stock value	$ 100,000
Shares issued for vested					246,000
Weighted average grant date fair value					$ 6.18	$ 5.83
Intrinsic value, outstanding					$ 540,336
Intrinsic value, exercisable					540,336
Share based compensation		$ 159,405		$ 845,118	966,214	$ 127,245
Unrecognised stock based compensation vested					$ 316,505
Unrecognised stock based compensation remaining weighted-average performance period					6 months
Unrecognised stock based compensation non vested					$ 1,174,903
Restricted stock units					132,000
Unrecognized compensation expense related to restricted stock units					$ 978,120
Discount on note payable to founder		$ 18,900			95,481	$ 63,904
Stock options modified		153,000
Original exercise price		$ 7.01
Terminated outstanding restricted stock shares		44,000
Previously recognized expenses amount		$ 106,947
Forfeiture shares		24,500
Aggregate outstanding shares		511,950
Aggregate vested number of shares		248,500
Stock Option One [Member]
Exercisable number of shares		154,000
Exercisable per share		$ 7.01
Stock Option Two [Member]
Exercisable number of shares		94,500
Exercisable per share		$ 0.01
Minimum [Member]
Exercise price decrease		$ 0.01
Research and Development Expense [Member]
Share based compensation					435,187
General and Administrative Expense [Member]
Share based compensation					$ 531,027
Stock Option Plan [Member]
Available for issuance of stock-based awards		600,000			600,000
Founder One [Member]
Cash contribution			$ 250,000		$ 250,000
Shares issued		2,200,000			2,200,000
Founder Two [Member]
Shares issued				2,000,000	2,000,000